Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Stock Option Activity

The following is a summary of stock option activity for the year ended December 31, 2016:

		Weighted
		Average	Aggregate
		Exercise	Intrinsic Value
	Shares	Price	(in thousands)
Options outstanding at the beginning of the year	13,116	$5.03	$—
Options granted	—	—
Options exercised	—	—
Forfeitures	—	—
Options outstanding at the end of the year	13,116	$5.03	$2,230
Options exercisable at the end of the year	13,116	$5.03	$2,230